Document and Entity Information	Mar. 15, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 15, 2024
Prospectus Date	Jun. 01, 2023
Dreyfus Government Cash Management | Dreyfus Government Cash Management - BOLD Shares
Prospectus:
Trading Symbol	DBLXX